Shares	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shares	Shares
a) Common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2022	27,827,282	(1,406,461)	26,420,821
Purchase of treasury shares	—	(20,955)	(20,955)
Settlement of certain equity classified stock-based compensation	—	337,229	337,229
Issued and outstanding at December 31, 2023	27,827,282	(1,090,187)	26,737,095
Issued upon conversion of convertible debentures	26,576	—	26,576
Retired through share purchase program	(149,408)	—	(149,408)
Purchase of treasury shares	—	(15,641)	(15,641)
Settlement of certain equity classified stock-based compensation	—	105,500	105,500
Issued and outstanding at December 31, 2024	27,704,450	(1,000,328)	26,704,122
Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2024, the Company withheld the cash equivalent of 76,542 shares for $2,019 to satisfy the recipient tax withholding requirements (year ended December 31, 2023 - 234,728 shares for $5,479).
b) Net income per share

Year ended December 31,	2024	2023
Net income	$44,085	$63,141
Interest from convertible debentures (after tax)	5,998	5,925
Diluted net income available to common shareholders	$50,083	$69,066

Weighted-average number of common shares	26,772,113	26,566,846
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,048,551	1,260,436
Dilutive effect of 5.00% convertible debentures	2,174,773	2,148,438
Dilutive effect of 5.50% convertible debentures	3,058,440	3,051,020
Weighted-average number of diluted common shares	33,053,877	33,026,740

Basic net income per share	$1.65	$2.38
Diluted net income per share	$1.52	$2.09
For the years ended December 31, 2024, and December 31, 2023, all securities were dilutive.
c) Share purchase program
On November 4, 2024, the Company commenced a normal course issuer bid ("NCIB") under which a maximum number of 2,087,577 common shares were authorized to be purchased. During the year ended December 31, 2024, the Company purchased and subsequently cancelled 149,408 shares under this NCIB, which resulted in a decrease to common shares of $1,138 and a decrease to additional paid-in capital of $3,173. To support the NCIB, the Company entered into an automatic share purchase plan with a designated broker on January 7, 2025. This plan allows for the purchase of up to 2,087,577 common shares until the NCIB’s expiry on November 3, 2025.
Subsequent to the year ended December 31, 2024, as of March 14, 2025, the Company purchased and subsequently cancelled 55,000 shares under this NCIB, which resulted in a decrease of common shares of $492 and an increase to additional paid-in capital of $830.
d) Dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2023	February 14, 2023	$0.10	March 3, 2023	April 6, 2023	$2,621
Q2 2023	April 25, 2023	$0.10	May 26, 2023	July 7, 2023	$2,641
Q3 2023	July 25, 2023	$0.10	August 31, 2023	October 6, 2023	$2,674
Q4 2023	October 31, 2023	$0.10	November 30, 2023	January 5, 2024	$2,674
Q1 2024	February 20, 2024	$0.10	March 8, 2024	April 5, 2024	$2,673
Q2 2024	April 30, 2024	$0.10	May 31, 2024	July 5, 2024	$2,673
Q3 2024	July 31, 2024	$0.10	August 30, 2024	October 4, 2024	$2,624
Q4 2024	October 29, 2024	$0.12	November 27, 2024	January 5, 2025	$3,022